Common Stock and Stockholders' Deficit - Narrative (Details) $ in Thousands			3 Months Ended	12 Months Ended
		Jul. 01, 2021 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)
Class of Stock [Line Items]
Exchange ratio		71.26
Common stock authorized (in shares)		600,000,000	600,000,000	600,000,000	424,353,300
Stock Repurchased During Period, Shares		19,864,030	6,002,255	19,864,030
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			149,040,940	149,040,940
Common Stock Issuable Upon Exercise Of Stock Options Or Settlement Of Restricted Stock Units			118,803,402	118,803,402
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			30,237,538	30,237,538
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				27,779,908	49,009,272
Share-based Payment Arrangement, Expense | $				$ 46,780	$ 19,160	$ 3,532
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount | $			$ 98,100	$ 98,100
Share-based Payment Arrangement, Nonemployee [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				1,744,046	55,870
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition				6 months
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount | $			1,100	$ 1,100
Employee Stock Option
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				4 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition				3 years 3 days
Earnout Shares [Member]
Class of Stock [Line Items]
Share-based Payment Arrangement, Expense | $				$ 800
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount | $			$ 13,700	$ 13,700
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition				2 years 9 months
Contractual and earnout arrangements
Class of Stock [Line Items]
Common stock reserved for future issuance (in shares)			7,826,442	7,826,442
Warrants reserved for future issuance (in shares)			10,173,582	10,173,582
Warrants earned but not issued (in shares)			195,650	195,650
Common Stock Earned But Unisssued			132,594	132,594
Convertible warrants
Class of Stock [Line Items]
Stock issued upon conversion of convertible securities (in shares)	[1]			11,647,316
Common stock
Class of Stock [Line Items]
Stock issued upon conversion of convertible securities (in shares)		63,885,490
Common Stock, Shares Issuable			66,555	66,555
Common stock | Convertible warrants
Class of Stock [Line Items]
Stock issued upon conversion of convertible securities (in shares)		10,921,334
Warrant Liability [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Term			7 years	7 years
Warrants And Rights Outstanding Vesting Period				3 years
Warrant, Equity [Member]
Class of Stock [Line Items]
Warrants and Rights Outstanding, Term			7 years	7 years

[1]	Retroactively restated for the Reverse Recapitalization as a result of the Business Combination as described in Notes 1 and 2.